Consolidated Statements of Comprehensive Income - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023
Consolidated Statements of Comprehensive Income
Profit after tax	[2]	€ 7,326	[1]	€ 3,150	€ 5,964	[3]
Items that will not be reclassified to profit or loss
Remeasurements on defined benefit pension plans, before tax		(9)		(30)	(45)
Income taxes relating to remeasurements on defined benefit pension plans		7		6	10
Remeasurements on defined benefit pension plans, net of tax		(2)		(23)	(36)
Other comprehensive income for items that will not be reclassified to profit or loss, net of tax		(2)		(23)	(36)
Items that will be reclassified subsequently to profit or loss
Gains (losses) on exchange differences on translation, before tax		(4,594)		2,369	(1,631)
Reclassification adjustments on exchange differences on translation, before tax		(3)		18	12
Exchange differences, before tax		(4,597)		2,387	(1,618)
Income taxes relating to exchange differences on translation		2		(17)	21
Exchange differences, net of tax		(4,594)		2,370	(1,597)
Gains (losses) on cash flow hedges/cost of hedging, before tax		291		(111)	(11)
Reclassification adjustments on cash flow hedges/cost of hedging, before tax		(255)		78	0
Cash flow hedges/cost of hedging, before tax		36		(32)	(11)
Income taxes relating to cash flow hedges/cost of hedging		(10)		9	3
Cash flow hedges/cost of hedging, net of tax		26		(24)	(8)
Other comprehensive income for items that will be reclassified to profit or loss, net of tax		(4,568)		2,347	(1,605)
Other comprehensive income, net of tax		(4,570)		2,323	(1,641)
Total comprehensive income		2,756		5,474	4,323
Attributable to owners of parent		2,649		5,419	4,670
Attributable to non-controlling interests		€ 107		€ 54	€ (347)

[1]	As of January 2025, SAP no longer classifies interest paid and interest received as a part of cash flows from operating activities. The presentation for prior periods was amended accordingly.
[2]	from continuing and discontinued operations
[3]	From continuing and discontinued operations